SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Asset-Backed Securities - 4.6%
Agency - 0.9%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	527,059	0.67	5/28/35	520,011
Small Business Administration, Series 2006-20D, Class 1	123,165	5.64	4/1/26	132,022
Small Business Administration, Series 2007-20B, Class 1	116,986	5.49	2/1/27	125,634
Small Business Administration, Series 2007-20J, Class 1	182,634	5.57	10/1/27	199,476

				977,143

Non-Agency - 3.7%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class M2 1, [4]	499,642	6.50	8/15/30	524,417
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	229,475	3.50	6/28/57	234,680
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	105,539
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	312,959
GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98% [1]	136,828	1.07	11/25/33	136,266
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	269,035	0.95	10/25/33	266,125
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	166,133	2.75	1/25/61	168,679
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	500,000	3.63	9/10/25	513,182
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	800,000	3.00	11/25/58	823,507
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1 1, [4]	294,763	3.00	11/25/59	296,642
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	713,997	2.18	2/25/60	721,599

				4,103,595

Total Asset-Backed Securities (cost: $5,035,724)				5,080,738

Collateralized Mortgage Obligations - 10.3%

Agency - 4.3%
FHLMC REMICS, Series 2528, Class KM	8,955	5.50	11/15/22	9,153
FHLMC REMICS, Series 3104, Class BY	68,077	5.50	1/15/26	73,165
FHLMC REMICS, Series 3806, Class JA	126,289	3.50	2/15/26	131,068
FHLMC REMICS, Series 4246, Class PT	353,617	6.50	2/15/36	417,953
FHLMC REMICS, Series 4759, Class NA	322,803	3.00	8/15/44	329,766
FHLMC REMICS, Series 4776, Class QG	96,974	3.00	9/15/42	97,453
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	672,088	7.00	3/25/44	791,001
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	342,343	3.17	8/25/43	362,304
FNMA REMICS, Series 2003-52, Class NA	6,475	4.00	6/25/23	6,524
FNMA REMICS, Series 2009-13, Class NX	371	4.50	3/25/24	379
FNMA REMICS, Series 2009-71, Class MB	11,659	4.50	9/25/24	11,969
FNMA REMICS, Series 2012-19, Class GH	6,467	3.00	11/25/30	6,556
FNMA REMICS, Series 2013-74, Class AD	37,379	2.00	7/25/23	37,693
FNMA REMICS, Series 2017-97, Class DP	143,437	3.50	10/25/46	145,867
FNMA REMICS, Series 2018-1, Class TE	154,420	3.50	3/25/44	158,365
FNMA REMICS, Series 2018-25, Class AG	324,517	3.50	4/25/47	340,407
FRESB Mortgage Trust, Series 2018-SB45, Class A5H [1]	661,204	2.96	11/25/37	675,798
FRESB Mortgage Trust, Series 2018-SB46, Class A5H [1]	783,028	2.89	12/25/37	805,966
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	367,921	4.00	2/25/59	404,438
Vendee Mortgage Trust, Series 1993-1, Class ZB	18,788	7.25	2/15/23	19,571

				4,825,396

JUNE 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Non-Agency - 6.0%
JP Morgan Mortgage Trust, Series 2019-9, Class A8 1, [4]	494,246	3.50	5/25/50	495,375
JP Morgan Mortgage Trust, Series 2020-2, Class A4 1, [4]	124,780	3.50	7/25/50	125,284
JP Morgan Mortgage Trust, Series 2020-8, Class A4 1, [4]	141,542	3.00	3/25/51	142,863
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	944,920	2.50	6/25/51	970,596
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,462,336	2.50	10/25/51	1,497,392
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	638,217	2.50	11/25/51	653,549
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	357,222	4.00	3/25/57	380,214
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	385,012	4.00	4/25/57	412,139
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	143,171	1.59	6/25/57	145,006
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	274,213	4.00	12/25/57	293,705
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	400,457	0.84	1/25/48	401,199
Sequoia Mortgage Trust, Series 2020-2, Class A4 1, [4]	220,188	3.50	3/25/50	221,949
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	457,784	2.50	11/25/50	470,784
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	399,216	2.50	9/25/50	404,190

				6,614,245

Total Collateralized Mortgage Obligations (cost: $11,305,079)				11,439,641

Corporate Bonds - 29.0%
Alaska Airlines 2020-1 Class B Pass-Through Trust [4]	904,078	8.00	8/15/25	1,014,033
American Equity Investment Life Holding Co.	950,000	5.00	6/15/27	1,075,318
AmSouth Bancorp. (Subordinated)	750,000	6.75	11/1/25	907,792
BGC Partners, Inc.	900,000	4.38	12/15/25	974,231
British Airways 2013-1 Class A Pass Through Trust [4]	620,028	4.63	6/20/24	653,730
British Airways 2020-1 Class B Pass Through Trust [4]	402,850	8.38	11/15/28	465,859
Broadcom Corp./Broadcom Cayman Finance, Ltd.	850,000	3.88	1/15/27	939,092
Cabot Corp.	850,000	3.40	9/15/26	910,256
Cigna Corp.	350,000	7.88	5/15/27	469,731
Continental Airlines 2012-1 Class A Pass Through Trust	212,188	4.15	4/11/24	225,405
Delta Air Lines 2015-1 Class A Pass Through Trust	570,785	3.88	7/30/27	596,586
Delta Air Lines 2015-1 Class AA Pass Through Trust	380,519	3.63	7/30/27	408,810
Delta Air Lines 2019-1 Class A Pass Through Trust	306,000	3.40	4/25/24	313,969
Delta Air Lines, Inc./SkyMiles [4]	750,000	4.75	10/20/28	834,305
Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	197,116	5.13	11/30/22	198,038
Duke Energy Florida Project Finance, LLC	540,942	1.73	9/1/22	544,742
El Paso Natural Gas Co., LLC	500,000	7.50	11/15/26	639,776
Equifax, Inc.	500,000	3.25	6/1/26	537,791
Equinor ASA	224,000	7.15	11/15/25	278,915
Flex, Ltd.	600,000	3.75	2/1/26	655,666
Fulton Financial Corp. (Subordinated)	429,000	4.50	11/15/24	472,148
Georgia-Pacific, LLC	645,000	7.38	12/1/25	816,626
JetBlue 2019-1 Class B Pass Through Trust	888,677	8.00	11/15/27	1,048,531
John Hancock Life Insurance Co. (Subordinated) [4]	900,000	7.38	2/15/24	1,047,231
JPMorgan Chase & Co., 3 Mo. Libor + 0.80% [1]	900,000	1.00	5/10/23	906,454
Liberty Mutual Insurance Co. (Subordinated) [4]	700,000	8.50	5/15/25	860,965
Mercury General Corp.	1,000,000	4.40	3/15/27	1,129,161
Metropolitan Life Insurance Co. (Subordinated) [4]	750,000	7.80	11/1/25	948,077
Minnesota Life Insurance Co. (Subordinated) [4]	750,000	8.25	9/15/25	916,456
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	975,000	2.41	12/15/24	975,806
Prudential Insurance Co. of America (Subordinated) [4]	615,000	8.30	7/1/25	772,898
RenaissanceRe Finance, Inc.	500,000	3.70	4/1/25	544,536
Ross Stores, Inc.	833,000	4.70	4/15/27	963,291

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
SBA Tower Trust [4]	500,000	2.84	1/15/25	524,673
SBA Tower Trust, Series 2014-2A, Class C 4, [14]	750,000	3.87	10/15/49	788,088
TIAA FSB Holdings, Inc. (Subordinated)	780,000	5.75	7/2/25	836,644
Tosco Corp.	500,000	7.80	1/1/27	653,593
Tyco Intl. Finance	1,000,000	3.90	2/14/26	1,066,545
United Airlines 2013-1 Class A Pass Through Trust	203,365	4.30	8/15/25	215,134
United Airlines 2014-1 Class A Pass Through Trust	937,362	4.00	4/11/26	988,543
United Airlines 2015-1 Class A Pass Through Trust	100,000	3.70	12/1/22	102,951
Valero Energy Partners LP	1,000,000	4.38	12/15/26	1,133,541
Wachovia Corp. (Subordinated) [14]	661,000	7.57	8/1/26	847,161
Webster Financial Corp.	950,000	4.38	2/15/24	1,013,189

Total Corporate Bonds (cost: $31,482,109)				32,216,287

Mortgage Pass-Through Securities - 24.0%
Federal Home Loan Mortgage Corporation - 6.0%
Freddie Mac	441,640	2.00	11/1/31	457,446
Freddie Mac	562,016	2.00	8/1/32	581,984
Freddie Mac	80,305	3.00	9/1/27	85,055
Freddie Mac	798,099	3.00	1/1/35	851,227
Freddie Mac	1,846,317	3.00	1/1/36	1,965,178
Freddie Mac	16,031	3.50	7/1/26	17,138
Freddie Mac	1,061,855	3.50	8/1/31	1,154,492
Freddie Mac	433,248	3.50	9/1/32	468,205
Freddie Mac	103,257	4.00	7/1/26	110,111
Freddie Mac	110,075	4.00	1/1/27	117,318
Freddie Mac	3,917	4.50	7/1/26	4,107
Freddie Mac	447,804	4.50	10/1/34	488,368
Freddie Mac	6,973	5.00	10/1/25	7,650
Freddie Mac	371,526	5.00	5/1/28	407,798

				6,716,077

Federal National Mortgage Association - 15.7%
Fannie Mae	1,236,479	2.35	5/1/23	1,268,572
Fannie Mae	2,129,109	2.50	6/1/31	2,235,340
Fannie Mae	817,365	2.50	2/1/35	855,772
Fannie Mae	1,622,600	2.99	3/1/22	1,633,000
Fannie Mae	123,081	3.00	8/1/28	129,822
Fannie Mae	657,575	3.00	9/1/32	695,861
Fannie Mae	1,531,059	3.00	6/1/40	1,639,122
Fannie Mae	269,846	3.50	1/1/26	288,386
Fannie Mae	716,701	3.50	2/1/32	764,373
Fannie Mae	1,621,550	3.50	8/1/33	1,747,928
Fannie Mae	621,861	3.50	5/1/35	668,157
Fannie Mae	8,205	4.00	9/1/24	8,714
Fannie Mae	58,859	4.00	6/1/25	62,595
Fannie Mae	12,531	4.00	10/1/31	13,656
Fannie Mae	908,767	4.00	10/1/34	967,466
Fannie Mae	2,502,122	4.00	1/1/39	2,751,832
Fannie Mae	46,365	4.50	4/1/25	48,897
Fannie Mae	1	5.50	10/1/21	1

JUNE 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Fannie Mae	604,690	5.50	8/1/40	723,048
Fannie Mae	772,822	5.50	2/1/42	896,154

				17,398,696

Government National Mortgage Association - 0.6%
Ginnie Mae, US Treasury + 1.50% [1]	24,038	2.88	4/20/33	25,082
Ginnie Mae, US Treasury + 1.50% [1]	5,459	2.88	4/20/42	5,692
Ginnie Mae	3,248	5.00	12/20/23	3,319
Ginnie Mae	4,219	5.00	9/15/24	4,376
Ginnie Mae	20,622	5.00	6/20/26	22,246
Ginnie Mae	547,585	6.00	7/20/37	638,485

				699,200

Other Federal Agency Securities - 1.7%
Small Business Administration Pools, PRIME - 2.50% [1]	508,199	0.75	5/25/43	518,229
Small Business Administration Pools, PRIME + 0.80% [1]	943,815	4.05	2/25/28	1,000,427
Small Business Administration Pools, PRIME + 0.76% [1]	329,470	4.06	3/25/30	354,801

				1,873,457

Total Mortgage Pass-Through Securities (cost: $26,535,011)				26,687,430

Taxable Municipal Bonds - 7.0%
Bay Area Toll Authority	500,000	1.43	4/1/27	502,060
Chino, CA Public Financing Authority	215,000	1.70	9/1/26	219,655
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	5,167
County of Yamhill OR	500,000	4.50	10/1/30	547,455
Florida Capital Projects Finance Authority	1,000,000	4.00	10/1/24	995,370
Jersey City, NJ G.O.	335,000	1.13	9/1/26	329,707
Kansas City Industrial Development Authority	500,000	1.75	3/1/26	502,730
Massachusetts Educational Financing Authority	285,000	4.00	1/1/32	292,621
Massachusetts Educational Financing Authority	595,000	4.41	7/1/34	651,799
New Hampshire Housing Finance Authority	175,000	4.00	7/1/35	179,979
New Jersey Economic Development Authority	365,000	4.43	12/1/21	367,643
New Jersey Turnpike Authority [4]	1,000,000	3.22	1/1/35	1,040,950
Pueblo County, CO C.O.P. [9]	700,000	1.07	9/15/26	689,017
St. Charles, LA Parish School District No. 1	250,000	2.00	3/1/27	257,000
Tennessee Housing Development Agency	40,000	3.50	7/1/31	40,944
Wisconsin Housing & Economic Development Authority [8]	565,000	3.50	3/1/46	594,442
Wisconsin Public Finance Authority (Statler Hilton) [6]	355,000	3.50	12/15/27	276,052
Zachary Community School District No. 1	285,000	2.00	3/1/27	293,844

Total Taxable Municipal Bonds (cost: $7,682,286)				7,786,435

U.S. Treasury / Federal Agency Securities - 22.3%
Federal Agency Issues - 2.5%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	0.49	3/9/23	251,323
Pershing Road Development Co., LLC, 3 Mo. Libor + 0.40% 1, [4]	1,916,115	0.53	9/1/26	1,841,796
U.S. Department of Housing and Urban Development	690,000	4.28	8/1/27	692,177

				2,785,296

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)
U.S. Treasury - 19.8%
U.S. Treasury Inflation Indexed Bonds	7,686,700	0.13	4/15/22	7,884,572
U.S. Treasury Inflation Indexed Bonds	3,019,354	0.13	7/15/22	3,129,100
U.S. Treasury Inflation Indexed Bonds	9,464,015	0.13	1/15/23	9,887,677
U.S. Treasury Inflation Indexed Bonds	930,501	0.13	4/15/25	1,004,311

				21,905,660

Total U.S. Treasury / Federal Agency Securities (cost: $24,512,684)				24,690,956

Short-Term Securities - 4.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	4,480,076			4,480,076

(cost: $4,480,076)
Total Investments in Securities - 101.2% (cost: $111,032,969)				112,381,563

Call Options Written [19] - 0.0%
(premiums received: $14,124)				(14,773)
Other Assets and Liabilities, net - (1.2%)				(1,323,067)

Total Net Assets - 100.0%				$111,043,723

[1]

Variable rate security. Rate disclosed is as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2021 was $22,779,856 and represented 20.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2021, 0.5% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such security as of June 30, 2021 was $689,017 and represented 0.6% of net assets. This security has been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2021.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

(19) Options outstanding as of June 30, 2021 were as follows:

		Strike	Expiration		Notional	Cost/
Description	Contracts	Price ($)	Date	Counterparty	Amount ($)	Premiums ($)	Value ($)
Call Options Written - U.S. Treasury Futures:
5-Year	61	123.50	July 2021	StoneX Financial, Inc.	7,533,500	(14,124)	(14,773)

JUNE 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Quality Income Fund (Continued)

Short futures contracts outstanding as of June 30, 2021 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	224	September 2021	(27,648,251)	29,548
U.S. Treasury 2-Year	155	September 2021	(34,149,648)	(4,039)

				25,509

[10]	The amount of $800,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2021.

A summary of the levels for the Fund’s investments as of June 30, 2021 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other Significant	Other Significant
	Price ($)	Observable Inputs ($)	Observable Inputs ($)	Total ($)
Assets
Asset-Backed Securities	—	5,080,738	—	5,080,738
Collateralized Mortgage Obligations	—	9,942,249	—	9,942,249
Corporate Bonds	—	33,713,679	—	33,713,679
Mortgage Pass-Through Securities	—	26,687,430	—	26,687,430
Taxable Municipal Bonds	—	7,786,435	—	7,786,435
U.S. Treasury / Federal Agency Securities	—	24,690,956	—	24,690,956
Short-Term Securities	4,480,076	—	—	4,480,076
Futures	29,548	—	—	29,548
	4,509,624	107,901,487	—	112,411,111
Liabilities
Call Options Written	(14,773)	—	—	(132,188)
Futures	(4,039)	—	—	(4,039)
	(18,812)	—	—	(18,812)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

6